Commitments - Purchase Commitments (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchase Commitments
Commitments to suppliers for inventory purchases	$ 16.2	$ 9.0	$ 6.1
Medtronic
Purchase Commitments
Commitments to suppliers for inventory purchases	$ 0.1	$ 0.4	$ 0.6